Interest and Other Income - Summary of Interest and Other Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest and other income [abstract]
Interest income	¥ 11,447	¥ 10,065	¥ 11,443
Fair value gains recognized, net	2,894	5,495	4,442
Interest and other income	¥ 14,341	¥ 15,560	¥ 15,885